UNITED STATES

SECRITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.


[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Forest Investment Management LLC
Address: 53 Forest Avenue


First Floor

Old Greenwich, CT 06870

13F File Number: 28-7052


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominick John Aquilio
Title:  Chief Financial Officer
Phone:  203-637-6010
Signature,  Place, and Date of Signing:
Dominick John Aquilio Old Greenwich, Connecticut August 16, 2001 Report Type (Check only one.):


[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  25
Form 13F Information Table Value Total:  $118,581
List of Other Included Managers:
No. 13F File Number  Name


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
    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES TR III		       PFD CV 6.75%	00808N202     7763   100000 SH 		SOLE	NA	  100000
BENTLEY PHARMACEUTICALS	       WT B EX 123102	82657123	11    36349 SH		SOLE	NA	  36349
BIOVAIL CORP		       WT EXP  093002	09067J117     2921    27500 SH		SOLE	NA	  27500
BIOVAIL CORP		       PFD EQ SBDB CV	09067J208      158     2400 SH		SOLE	NA	   2400
COUNTRYWIDE CR INDS INC	       LYON ZERO 144A31	222372AD6    42038 57000000 PRN		SOLE	NA	  57000000
COMCAST CORP		       ZONES CV2% PCS	200300507    24938   600000 SH		SOLE	NA	  600000
COMVERSE TECHNOLOGY INC	       COM PAR $0.10	205862402      590    10025 SH 		SOLE	NA	  10025
CANADIAN NATL RY CO	       PFD CV 063029	136375409     1352    25000 SH		SOLE	NA	  25000
GENESCO INC		       SUB NT CV 5.5%05	371532AL6     1312  1000000 PRN		SOLE	NA	  1000000
CHIEFTAIN INTL FDG CORP	       PFD CV $1.8125	168672202     1413    39900 SH		SOLE	NA	  39900
IMAGEWARE SYS INC	       WT EXP  040505	45245S116	18    25000 SH		SOLE	NA	  25000
MARSH SUPERMARKETS INC	       SUB DB CONV 7%03	571783AB5     1827  2005000 PRN		SOLE	NA	  2005000
MEADOW VY CORP		       WT EXP  063002	583185111	26   105847 SH		SOLE	NA	  105847
NAM TAI ELECTRS INC	       WT EXP  112402	629865148	22    12900 SH		SOLE	NA	  12900
OFFSHORE LOGISTICS INC	       SUB NT CONV 6%03	676255AF9     6040  5270000 PRN		SOLE	NA	  5270000
PATHMARK STORES INC 	       NEW WTEXP092810	70322A119	74    15200 SH		SOLE	NA	  15200
QUESTRON TECHNOLOGY INC	       WT IV EX030402	748372117	18    34800 SH		SOLE	NA	  34800
ROBBINS & MYERS INC	       SUB NT CV 6.5%03	770196AA1      427   413000 PRN		SOLE	NA	  413000
SEQUA CORPORATION	       PFD CONV $5	817320302     2027    29700 SH		SOLE	NA	  29700
TYCO INTL LTD NEW	       LYON ZERO 20	902124AC0    42162 57300000 PRN		SOLE	NA	  57300000
U S ENERGY SYS INC	       WT EXP  120101	902951110	85    54500 SH		SOLE	NA	  54500
VODAFONE GROUP PLC 	       NEW SPONSOREDADR 92857W100   -22168  -816500 SH		SOLE	NA	  -816500
WENDYS FING I		       TECONS SER A	950588202     2358    48800 SH		SOLE	NA	  48800
WEATHERFORD INTL INC	       SD CV ZRO 144A20	947074AA8     2789  4400000 PRN		SOLE	NA	  4400000
WEATHERFORD INTL INC	       SR DB CV ZERO 20	947074AB6      380   600000 PRN		SOLE	NA	  600000
							    118581128339421				  128339421